Preferred Shares - Issued and Outstanding (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Mar. 17, 2016
Disclosure of classes of share capital [line items]
Number of shares issued and outstanding	38,600,000	38,600,000	1,824,620.00
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	38,600,000	38,600,000
Issued capital (Note 25)	$ 942	$ 942
Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,200,000	10,200,000	12,000,000
Number of shares issued and outstanding	10,200,000	10,200,000
Issued capital (Note 25)	$ 248	$ 248
Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,800,000	1,800,000
Number of shares issued and outstanding	1,800,000	1,800,000
Issued capital (Note 25)	$ 45	$ 45
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding	11,000,000	11,000,000
Number of shares issued and outstanding	11,000,000	11,000,000
Issued capital (Note 25)	$ 269	$ 269
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,000,000	9,000,000
Number of shares issued and outstanding	9,000,000	9,000,000
Issued capital (Note 25)	$ 219	$ 219
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding	6,600,000	6,600,000
Number of shares issued and outstanding	6,600,000	6,600,000
Issued capital (Note 25)	$ 161	$ 161